Annual Total Returns [BarChart] - Class N - NICHOLAS LTD EDITION INC - Class N	Jan. 29, 2021
Bar Chart Table:
Annual Return 2011	0.98%
Annual Return 2012	10.20%
Annual Return 2013	35.60%
Annual Return 2014	3.98%
Annual Return 2015	(2.19%)
Annual Return 2016	12.00%
Annual Return 2017	19.57%
Annual Return 2018	(1.33%)
Annual Return 2019	27.09%
Annual Return 2020	22.48%